INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

		Radio								Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, cost December 31, 2023	233,513	136,825	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	90,419	2,306,432
Accumulated amortization	(157,081)	(87,145)	(89,226)	(23,739)	(256,888)	(3,812)	(37,299)	(54,742)	(89,002)	(67,020)	(865,954)
Impairment	(802)	(41,959)	—	(14,311)	—	—	—	—	—	—	(57,072)
Intangible assets, net December 31, 2023	75,630	7,721	1,109,984	—	295	1,960	1,754	61,524	101,139	23,399	1,383,406
Intangible assets, cost December 31, 2024	343,836	138,867	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	102,338	2,430,716
Accumulated amortization	(175,815)	(90,920)	(127,121)	(23,739)	(257,183)	(4,197)	(39,053)	(60,555)	(109,087)	(81,561)	(969,231)
Impairment	(802)	(42,585)	—	(14,311)	—	—	—	—	—	—	(57,698)
Intangible assets, net December 31, 2024	167,219	5,362	1,072,089	—	—	1,575	—	55,711	81,054	20,777	1,403,787

Radio spectrum license represented the spectrum license awarded by the Hong Kong Telecommunication Authority. Operating permits relate to the government authorized high-capacity utilities from the assets acquisitions. Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators, which were valued using a replacement cost method given the relative ease of replacement. Trade names mainly relate to the trade names of Dermot Holdings Limited and its subsidiaries (collectively referred to as “Dermot Entities”). Customer contract related to existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived over the contractual period of the existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Technology platform relates to the platform software from acquisition of iJoy BVI in 2013.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 3 to 32 years.

See note 2 (p) for details of impairment of intangible assets.

9.    INTANGIBLE ASSETS, NET (CONTINUED)

Amortization expenses were approximately RMB122,470, RMB128,042 and RMB109,907 for the years ended December 31, 2022, 2023 and 2024, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

RMB
2025	121,831
2026	106,375
2027	94,095
2028	86,606
2029	68,155
477,062